Financial assets at fair value through profit or loss - Movements (Details) - Financial assets measured at FVPL - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance at the beginning	$ 9,906,000
Additions during the year	18,500,000	$ 10,000,000
Fair value loss on financial assets at fair value through profit or loss	(1,659,343)	(94,000)
Balance at the end	$ 26,746,657	$ 9,906,000